Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Mar. 04, 2022
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized	$ 4,117	$ 3,276
Canadian Costco Credit Card Portfolio [member]
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized			$ 63